Segment Reporting	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Segment Reporting [Abstract]
Segment Reporting
14. Segment Reporting
With the designation of the Equipment Leasing segment as discontinued operations as of July 31, 2020, the Company operates in one segment, Marine Technology Products. As a result, no segment reporting is required. The Marine Technology Products business is engaged in the design, manufacture and sale of state-of-the-art
seismic and offshore telemetry systems. Manufacturing, support and sales facilities are maintained in the United Kingdom, Singapore, Malaysia and the states of New Hampshire and Texas.

19. Segment Reporting
With the designation of the Equipment Leasing segment as discontinued operations as of July 31, 2020, the Company operates in one segment, Marine Technology Products. The Marine Technology Products business is engaged in the design, manufacture and sale of state-of-the-art
seismic and offshore telemetry systems. Manufacturing, support and sales facilities are maintained in the United Kingdom, Singapore, Malaysia and the states of New Hampshire and Texas.